Share capital (Tables)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of common shares

	Number of Shares	Amount
Authorized – Unlimited number of common shares

Issued and outstanding
Outstanding at December 31, 2023	155,925,779	$127,359
Shares issued for cash	12,259,413	8,320
Shares issued for settlement of debt	1,875,857	1,572
Shares issued for conversion of debt	6,886,167	9,265
Outstanding at December 31, 2024	176,947,216	$146,516
Shares issued for cash, net of issuance costs	49,606,881	285,426
Shares issued for exercise of stock options	8,054,911	6,599
Shares issued for exercise of CDI options	13,931,501	54,325
Shares issued for exercise of warrants	6,321,538	10,037
Shares issued for settlement of RSUs	786,089	2,837
Shares issued for settlement of debt	66,667	90
Shares issued for conversion of debt	5,714,120	49,749
Shares issued on acquisition of 100% of US Tungsten Inc.	1,347,305	12,463
Outstanding at December 31, 2025	262,776,228	$568,042

Schedule of warrants

For the years ended December 31, 2025 and 2024, the outstanding warrants and CDI options, all of which are exercisable, are summarized as follows:

	Number of CDI Options	Number of Warrants	Total Number Outstanding
Warrants outstanding at December 31, 2023	5,626,363	5,325,114	10,951,477
Warrants issued	7,356,632	4,902,782	12,259,414
Warrants expired	(4,907,424)	(476,190)	(5,383,614)
Warrants outstanding at December 31, 2024	8,075,571	9,751,706	17,827,277
Warrants issued	7,222,222	1,684,666	8,906,888
Warrants exercised	(13,931,501)	(6,321,538)	(20,253,039)
Warrants expired	-	(1,197,090)	(1,197,090)
Warrants outstanding at December 31, 2025	1,366,292	3,917,744	5,284,036

Schedule of exercise prices of outstanding stock options

The following table discloses the average exercise price, number of options and contractual life as at September 30, 2025:

Range of Exercise Prices	Number Outstanding	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.78 - $ 1.79	4,866,648	4,866,648	2.77	$1.03
$2.43 - $ 3.86	2,064,664	1,878,262	4.29	$3.55
$8.93	200,000	200,000	4.91	$8.93
Total Options	7,131,312	6,944,910	3.27	$1.98

Schedule of share options activity

For the year ended December 31, 2025 and 2024, the outstanding stock options are summarized as follows:

Number of Stock Options
Options outstanding at December 31, 2023	11,383,334
Options granted	3,803,334
Options expired	(666,667)
Options outstanding at December 31, 2024	14,520,001
Options granted	2,564,663
Options exercised	(8,054,911)
Options forfeited upon cashless exercise	(1,831,775)
Options expired	(66,666)
Options outstanding at December 31, 2025	7,131,312

Schedule of restricted stock units

For the year ended December 31, 2025 and 2024, the outstanding RSUs, are summarized as follows:

Number of RSUs
RSUs outstanding at December 31, 2023	1,166,667
RSUs granted	1,400,000
RSUs outstanding at December 31, 2024	2,566,667
RSUs granted	1,497,195
RSUs settled	(786,089)
RSUs outstanding at December 31, 2025	3,277,773

Schedule of RSUs and contractual life

The following table discloses the number of RSUs and contractual life as at December 31, 2025:

Range of Exercise Prices	Number Outstanding	Number Vested	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$ 0.78 - $ 2.46	1,766,665	1,581,095	1.43	$1.01
$ 3.27 - $ 4.48	799,998	717,354	2.27	$3.38
$ 5.91 - $ 8.73	711,110	733,332	2.70	$6.36
Total RSUs	3,277,773	3,031,781	1.91	$2.75

CHESS depositary interests [member]
IfrsStatementLineItems [Line Items]
Schedule of exercise prices of outstanding stock options

The following table discloses the average exercise price, number of CDI options and contractual life as at December 31, 2025:

Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$ 1.68 (AUD $1.88)	1,366,292	2.04	$1.68
Total CDI Options	1,366,292	2.04	$1.68

The following table discloses the average exercise price, number of warrants and contractual life as at December 31, 2025:

Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$ 0.68 - $ 0.90	1,481,480	0.82	$0.79
$ 1.11 - $ 1.13	1,984,931	0.21	$1.11
$ 1.71 - $ 1.85	451,333	2.08	$1.71
Total Warrants	3,917,744	0.66	$1.06